Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 reinsurers years	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Disclosures [Abstract]
Reinsurance recoveries	$ 83	$ 66	$ 56
Reinsurance recoverables related to these obligations	921.7	960.1	986.9
Carrying value of reinsurance recoverables associated with number of reinsurers	906.0
Number of reinsurers with reinsurance recoverables	3
Length of reinsurance agreement with unrelated insurer (in years)	3
Collateralized Excess Of Loss On Reinsurance Coverage	$ 390